Goodwill - Schedule of Goodwill, Net (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule Of Goodwill Net Abstract
Balance	$ 791	$ 4,454
Impairment	0	(3,663)
Goodwill, net	$ 791	$ 791